Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001066130
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29870
Entity Registrant Name	LINEAR MINERALS CORP.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	700 West Georgia Street
Entity Address, Address Line Two	25th FloorVancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1B3
Title of 12(g) Security	Common Shares without Par Value
Entity Common Stock, Shares Outstanding	61,335,286
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	Linear Minerals Corp. is filing Amendment No. 1 on Form 20-F/A to the Company’s Annual Report on Form 20-F for the year ended March 31, 2025 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on August 1, 2025. This Amendment No. 1 is being filed solely to correct the Section 906 certifications included as Exhibit 13-1, and Exhibit 13-2 which previously referenced an incorrect fiscal year.Except as described above, no other changes have been made to the Original Filing. The Original Filing continues to speak as of the dates described in the Original Filing, and we have not updated the disclosures contained therein to reflect any events that occurred subsequent to such dates. Accordingly, this Amendment should be read in conjunction with the Company’s filings made with the SEC subsequent to the filing of the Original Filing, as information in such filings may update or supersede certain information contained in this Amendment.
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Suite 2421, 1055 West Georgia Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3P3
Contact Personnel Name	Gurminder Sangha
City Area Code	604
Local Phone Number	375-6005